The RBB Fund, Inc.

Robeco Investment Funds

Robeco Boston Partners Long/Short Equity Fund

Institutional Class

Supplement dated February 2, 2007

to Prospectus dated December 31, 2006 (as revised January 1, 2007)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The section entitled “Expenses and Fees” on page 30 of the Prospectus is removed in its entirety and replaced with the following:

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 2006.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee(1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	2.25%
Distribution (12b-1) fees	None
Other expenses (2)	1.15%

Total annual Fund operating expenses	3.40%
Fee waivers and expense reimbursements(3)	(0.16)%

Net expenses	3.24%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.
(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. “Other expenses” and “Total annual Fund operating expenses” include dividends on securities which the Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.74% of average net assets for the most recent fiscal year. A $15.00 custodial maintenance fee is charged per IRA account per year.
(3)	The Adviser has agreed contractually to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 2.50% (excluding short sale dividend expense).

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years*	5 Years*	10 Years*
Institutional Class	$327	$1,031	$1,758	$3,679

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The RBB Fund, Inc.

Robeco Investment Funds

Robeco Boston Partners Long/Short Equity Fund

Investor Class

Supplement dated February 2, 2007

to Prospectus dated December 31, 2006 (as revised January 1, 2007)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The section entitled “Expenses and Fees” on page 30 of the Prospectus is removed in its entirety and replaced with the following:

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based on expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 2006.

Shareholder Fees (fees paid directly from your investment)	Investor Class
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee(1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	2.25%
Distribution (12b-1) fees	0.25%
Other expenses (2)	1.15%

Total annual Fund operating expenses	3.65%
Fee waivers and expense reimbursements(3)	(0.16)%

Net expenses	3.49%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.
(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. “Other expenses” and “Total annual Fund operating expenses” include dividends on securities which the Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.74% of average net assets for the most recent fiscal year. A $15.00 custodial maintenance fee is charged per IRA account per year.
(3)	The Adviser has agreed contractually to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 2.75% (excluding short sale dividend expenses).

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years*	5 Years*	10 Years*
Investor Class	$352	$1,104	$1,876	$3,901

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.